EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.04 Schedule 4

TPR Firm:		Report Date:	12/19/2025
Client Name:	Ellington Management Group	Report:	Final Tape Compare
Deal Name:	EFMT 2026-AE1	Loans in report:	13

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	System Source	Reviewer Data	Tape Data
XXX	47555300			XXX	Borrower 1 FTHB	the1003Page	true	false
XXX	47555306			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX